DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
ConvertibleNotesAbstract
DEBT

A summary of debt as of March 31, 2015, is as follows:

Amount
Outstanding, December 31, 2014	$4,263,002
Borrowings	-
Repayments	(2,986,118)
Conversions to Series C Preferred Stock	(1,147,000)
Outstanding, March 31, 2015	$129,884

As disclosed in Note 1 above under the heading “Recent Developments”, in March 2015, the Company received gross process of $2.7 million from the sale of 27,000 shares of Series C Preferred to an accredited, existing investor, which proceeds were subsequently used to satisfy approximately $2.7 million of the Company’s $3.8 million in outstanding Notes. Following the Note Payments, the Company and each of the Holders of the Notes remaining after the Note Payments entered into Exchange Agreements, wherein the Holders agreed to exchange all remaining principal and accrued interest of any such Notes into shares of Series C Preferred on substantially similar terms to those offered in the Series C Offering.

Line-of-Credit Facility

The Company entered into a line-of-credit agreement with a financial institution on June 30, 2014. The terms of the agreement allow the Company to borrow up to the lesser of $1.5 million or 85% of the sum of eligible accounts receivables. At March 31, 2015, the total outstanding on the line-of-credit approximated $130,000 and the Company had approximately $0 available to borrow. The line-of-credit bears interest at Prime rate (3.25% as of March 31, 2015) plus 4.50% per annum as well as a monthly fee of 0.50% on the average amount outstanding on the line.

Secured Notes

Between September and December 2014, the Company issued secured promissory notes, or Notes, in the aggregate principal amount of $3,420,000 to certain accredited investors. The Notes accrue interest at a rate of 12% per annum and are secured by an interest in all inventory, books and records pertaining to the inventory, and all proceeds with respect sale or other disposition of the inventory. The Notes mature one year from the date of issuance. In the event the Notes are paid in a form other than cash, the Company is obligated to pay to the Holder of the Secured Notes a lender's fee equal to 10%, which amount shall be added to the principal amount due and owing the Holder. As of March 31, 2015, each of these Notes were either paid in full, or exchanged for shares of Series C Preferred in the Note Exchange described under Note 1 above, under the heading “Recent Developments”.

In September 2014, the Company issued a Note in the principal amount of $200,000 to Scot Cohen, a member of the Company’s Board of Directors. The Note accrued interest at a rate of 12% and was secured by an interest in all inventory, books and records pertaining to the inventory, and all proceeds with respect sale or other disposition of the inventory. The Note originally matured in September 2014, was in default as of December 31, 2014 and was paid in full in February 2015.

A summary of convertible notes payable as of December 31, 2014 is as follows:

Amount
Outstanding, December 31, 2013	$2,596,667
Borrowings	-
Repayments	4,263,002)
Conversions to Common Stock	(1,936,667)
Outstanding, December 31, 2014	$4,263,002

In January 2014, the Company repaid $25,750 in outstanding principal, lender’s fees and accrued interest in connection with certain notes payable.

During 2014, holders of certain bridge financing notes, totaling $818,926 in outstanding principal, lender’s fees and accrued interest, converted their notes into 204,732 shares of the Company’s Series B Preferred.

In November 2013, the Company secured a commercial term loan in the amount of $2.0 million from Avid Bank.  The loan had a term of two years, accrued interest at 2.75% above prime, was secured by substantially all of the Company’s assets, and required an asset coverage ratio of assets to outstanding principal of 1.5. The outstanding balance of the term loan was $1,916,667 at December 31, 2013 and the loan was paid in full in April 2014.

In June 2014, the Company issued unsecured promissory notes to certain accredited investors, resulting in net proceeds to the Company of $360,000. These promissory notes have a term of one year and carry an annual interest rate of 8%. The unsecured promissory notes were issued principally to provide liquidity necessitated as a result of the termination, and payment in full, of all amounts due and payable under the Avid Bank commercial term loan.

In November 2014, the Company issued an unsecured promissory note in the amount of $50,000 to an accredited investor. The note had a maturity date in December 2014. The note paid no interest but paid a lender’s fee of 10% of the principal amount. The note in the amount of $250,000 was repaid in January 2015.

Line-of-Credit Facility

The Company entered into a line-of-credit agreement with a financial institution in June 30, 2014. Borrowings under this agreement approximated $233,000 as of December 31, 2014. The terms of the agreement allow the Company to borrow up to the lesser of $1.5 million or 85% of the sum of eligible accounts receivables. At December 31, 2014, the eligible receivables borrowing base approximated $233,000. The line-of-credit bears interest at Prime rate (3.25% as of December 31, 2014) plus 4.50% per annum as well as a monthly fee of 0.50% on the average amount outstanding on the line.

Secured Notes

Between September and December 2014, the Company issued Secured Notes in the aggregate principal amount of $3,420,000 to certain accredited investors. The Secured Notes accrue interest at a rate of 12% per annum and are secured by an interest in all inventory, books and records pertaining to the inventory, and all proceeds with respect sale or other disposition of the inventory. The Secured Notes mature one year from the date of issuance. In the event the Secured Notes are paid in a form other than cash, the Company is obligated to pay to the Holder of the Secured Notes a lender's fee equal to 10%, which amount shall be added to the principal amount due and owing the Holder.

In September 2014, the Company issued a Secured Note in the principal amount of $200,000 to Scot Cohen, a member of the Company’s Board of Directors. The Secured Note accrued interest at a rate of 12% and was secured by an interest in all inventory, books and records pertaining to the inventory, and all proceeds with respect sale or other disposition of the inventory. The Secured Note originally matured in September 2014, was in default as of December 31, 2014 and was paid in full in February 2015.

Subsequent to December 31, 2014, all outstanding Secured Notes were either repaid or exchanged for shares of Series C Preferred and Warrants, pursuant to the Note Payments and Note Exchange described under Note 1 above and Note 10 below.